BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES
BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES

19.    BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES

	Six months ended June 30,
	2021	2022

	(HK$ in thousands)

Commission, handling and settlement expenses	319,496	182,541
IPO subscription service charge expenses	39,506	680
Total	359,002	183,221

19.    BROKERAGE COMMISSION AND HANDLING CHARGE EXPENSES

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands)
Commission, handling and settlement expenses	437,923	264,950
IPO subscription service charge expenses	46,539	845
Total	484,462	265,795